Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 159,942	$ 113,089
Restricted cash	14,019	14,264
Accounts receivable, net	1,303	2,365
Inventories (Note 5)	13,658	11,565
Due from related parties (Notes 3 and 9)	6,323	4,447
Insurance claims receivable	2,301	1,759
Prepaid lease rentals (Note 11)	4,989	4,982
Accrued charter revenue (Note 12)	456	511
Prepayments and other	6,165	4,993
Total current assets	209,156	157,975
FIXED ASSETS, NET:
Capital leased assets (Note 11)	246,788	250,547
Vessels, net (Note 6)	2,053,710	2,098,820
Total fixed assets, net	2,300,498	2,349,367
NON-CURRENT ASSETS:
Investment in affiliates (Note 9)	91,128	73,579
Prepaid lease rentals, non-current (Note 11)	38,334	40,811
Accounts receivable, non-current, net (Note 3)	1,425	1,425
Deferred charges, net (Note 7)	26,796	28,675
Restricted cash	46,826	49,818
Accrued charter revenue, non-current (Note 12)	822	1,025
Other non-current assets (Note 4)	12,426	12,065
Total assets	2,727,411	2,714,740
CURRENT LIABILITIES:
Current portion of long-term debt (Note 10)	186,889	192,951
Accounts payable	7,054	6,296
Capital lease obligations (Note 11)	14,029	13,508
Accrued liabilities	19,409	19,119
Unearned revenue (Note 12)	14,387	12,929
Fair value of derivatives (Notes 18 and 19)	39,212	43,287
Other current liabilities	2,181	2,286
Total current liabilities	283,161	290,376
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 10)	1,234,361	1,326,990
Capital lease obligations, net of current portion (Note 11)	226,499	233,625
Fair value of derivatives, net of current portion (Notes 18 and 19)	26,863	31,653
Unearned revenue, net of current portion (Note 12)	29,012	29,454
Total non-current liabilities	$ 1,516,735	$ 1,621,722
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 14)
Common stock (Note 14)	$ 8	$ 8
Additional paid-in capital (Note 14)	960,664	858,665
Retained earnings	20,723	103
Accumulated other comprehensive loss (Notes 18 and 20)	(53,880)	(56,134)
Total stockholders' equity	927,515	802,642
Total liabilities and stockholders' equity	$ 2,727,411	$ 2,714,740